Policyholder liabilities and unallocated surplus - Annuitant mortality (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Uplift per annum to initial rates of mortality improvement			0.25%
Male
Liabilities
Mortality improvement rate assumption	2.25%	2.25%	2.25%
Female
Liabilities
Mortality improvement rate assumption	2.00%	2.00%	1.50%
UK and Europe insurance operations | Male
Liabilities
Number of years for annuities in deferment	4 years	4 years	4 years
UK and Europe insurance operations | Female
Liabilities
Number of years for annuities in deferment	4 years	4 years	4 years